NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
Summary of roll forward of the third party Debt	September 30, 2024 Trade Facility Third Party COVID Loans Total Beginning balance, December 31, 2023 $1,908,195 $2,511,148 $186,884 $4,606,227 Proceeds - 445,800 - 445,800 Payments (334,350) (481,254) (19,073) (834,677)Conversion of debt - - - - Recapitalized upon debt modification - - - - Accretion of debt and debt discount - - - - Foreign currency translation 14,318 32,613 3,691 50,622 Ending balance, September 30, 2024 1,588,163 2,508,307 171,502 4,267,972 Notes payable - long-term (1,086,638) (1,416,802) 142,183 ) (2,645,623)Notes payable - short-term $501,525 $1,091,505 $29,319 1,622,349 December 31, 2023 Trade Facility Third Party COVID Loans Total Beginning balance, December 31, 2022 $3,305,532 $1,505,078 $207,377 $5,017,987 Proceeds - 1,082,231 - 1,082,231 Payments (1,155,310) (415,557) (27,027) (1,597,894)Oher additions - 317,880 - 317,880 Debt forgiveness (306,637) - - (306,637)Foreign currency translation 64,610 21,516 6,534 92,660 Ending balance, December 31, 2023 1,908,195 2,511,148 186,884 4,606,227 Notes payable – long-term (1,327,440) (1,549,768) (158,133) (3,035,341)Notes payable - short-term $580,755 $961,380 $28,751 $1,570,886	December 31, 2023 Trade Facility Third Party COVID Loans Total Beginning balance, December 31, 2022 $3,305,532 $1,505,078 $207,377 $5,017,987 Proceeds - 1,082,231 - 1,082,231 Payments (1,155,310) (415,557) (27,027) (1,597,894)Oher additions - 317,880 - 317,880 Debt forgiveness (306,637) - - (306,637)Foreign currency translation 64,610 21,516 6,534 92,660 Ending balance, December 31, 2023 1,908,195 2,511,148 186,884 4,606,227 Notes payable – long-term (1,327,440) (1,549,768) (158,133) (3,035,341)Notes payable - short-term $580,755 $961,380 $28,751 $1,570,886 December 31, 2022 Loan Facility Trade Facility Third Party COVID Loans Total Beginning balance $1,299,784 $6,207,010 $10,077,977 $641,291 $18,226,062 Proceeds - - 492,336 - 492,336 Payments (240,705) (2,795,786) (9,494,823) (10,029) (12,541,343)Conversion of debt (1,190,000) - - - (1,190,000)Recapitalized upon debt modification (81,923) (221,060) (781,752) - (1,084,735)Accretion of debt and debt discount 81,910 216,182 781,752 - 1,079,844 Prior year reclassification from Line of Credit - - 407,174 (407,174) - Foreign currency translation 130,934 (100,814) 22,414 (16,711) 35,823 Subtotal - 3,305,532 1,505,078 207,377 5,017,987 Notes payable - long-term - (1,604,700) (1,076,698) (178,172) (2,859,570)Notes payable - short-term $- $1,700,832 $428,380 $29,205 $2,158,417
Summary of Outstanding Debt	Our outstanding debt as of September 30, 2024 is repayable as follows: September 30,2024 2025 $1,622,349 2026 1,717,738 2027 420,633 2028 353,961 2029 and thereafter 153,291 Total debt 4,267,972 Less: notes payable - current portion (1,622,349)Notes payable - long term portion $2,645,623	December 31, 2023 2024 $1,570,886 2025 2,032,967 2026 457,784 2027 312,314 2028 and thereafter 232,276 Total debt 4,606,227 Less: notes payable - current portion (1,570,886)Notes payable - long term portion $3,035,341